Financial Assets at FVTPL (Tables)	12 Months Ended
Oct. 31, 2025
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of October 31,
	2025	2024
	US$	US$
Unlisted equity securities	1,188	1,191
Listed equity securities	216,266	23,485
Movie income right investments (note (ii))	12,065	12,123
	229,519	36,799
Presented as:
Current	7,987	12,123
Non-current (note (i))	221,532	24,676
	229,519	36,799
(i)	The Company classified certain equity securities as non-current when these equity securities are held for long-term purposes and would realize their performance potential in the long run.

(ii)	The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.

(iii)	In October 2025, the Group entered into a stock lending agreement with a subsidiary of the ultimate holding company, pursuant to which the Group lent certain listed equity shares to the subsidiary of the ultimate holding company, bearing interest at 2% per annum computed based on market value of the listed equity shares.